Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
NOTE 16
–
NET LOSS PER SHARE
The Company follows the
two-class
method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class
method requires income available to common shareholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class
method also requires losses for the period to be allocated between common and participating securities based on their respective rights if the participating security contractually participates in losses. As holders of participating securities do not have a contractual obligation to fund losses, undistributed net losses are not allocated to Series A, Series
A-1,
Series B and Series C preferred shares for

purposes of the loss per share calculation. Earnings per share calculations for all periods prior
to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the merger agreement. Certain of the Company’s preferred shares have contractual rights that allow them to receive a premium upon conversion of the company’s preferred shares into the Company’s Common stock. For the year ended December 31, 2021, the Company incurred

$
4,074
of premiums on conversion of the Company’s preferred shares into common shares. Refer to “Note 13—Temporary Equity and Stockholder’s Equity” to the consolidated financial statements for further detail regarding the contractual rights of the Company’s preferred shares.
Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations for the periods ended:

(in ‘000)	December 31, 2021		December 31, 2020		December 31, 2019
Numerator:
Net loss attributable to the Company	$(24,453	) $	(35,201	) $	(23,443)
Less cumulative earnings to preferred shareholder	(22,822)		(26,900)		(21,647)
Add premium on preferred conversion to common shares	4,074		—		—

Net income (loss) attributable to common stockholders	(43,201)		(62,101)		(45,090)
Denominator:
Weighted average common shares and warrants outstanding
Basic (in number)	41,933,050		31,650,173		31,169,435
Diluted (in number)	41,933,050		31,650,173		31,169,435
Net loss per unit attributable to common stockholder
Basic	$(1.03)		$(1.96)		$(1.45)
Diluted	$(1.03)		$(1.96)		$(1.45)
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

For the years ended (number of shares)	December 31, 2021	December 31, 2020	December 31, 2019
Series C Convertible Preferred Stock	2,566,186	2,566,186	2,566,186
Stock Options	432,500	432,500	399,151
Common stock issued under the Backstop Agreement	9,600,031	—	—